TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Brookfield Renewables trade receivables and other current assets as at December 31 are as follows:
(MILLIONS)	2018	2017
Trade receivables	$339	$360
Prepaids and others	114	112
Other short-term receivables	109	82
Current portion of contract asset	45	-
	$607	$554